Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 90.7%
Alabama - 1.6%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2040	$ 970,000	$ 979,475
Chilton County Health Care Authority, Revenue Bonds,
Series A,
4.00%, 11/01/2045	30,000	26,098
City of Guin, General Obligation Unlimited,
Series B, BAM,
4.00%, 06/01/2033	150,000	150,554
4.13%, 06/01/2035	290,000	287,564
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	210,000	210,352
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, BAM,
5.25%, 08/01/2049	175,000	176,482
		1,830,525
Arizona - 1.6%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	170,000	140,151
Series A,
5.00%, 07/01/2028 - 07/01/2045	1,030,000	996,031
Series B,
5.00%, 07/01/2028 - 07/01/2033	105,000	106,205
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds,
4.63%, 07/01/2026 (A)	130,000	130,087
Series A,
5.00%, 07/01/2041	35,000	34,505
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	108,102
Tempe Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2050 - 12/01/2054	425,000	365,174
Series A,
4.00%, 12/01/2038	25,000	22,455
		1,902,710
California - 6.1%
Antelope Valley Community College District, General Obligation Unlimited,
Series D,
Zero Coupon, 08/01/2038	775,000	437,464
California Enterprise Development Authority, Revenue Bonds,
7.00%, 08/15/2025 (A)	500,000	500,034
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A, Fixed until 01/01/2029,
9.50% (B), 01/01/2065 (A)	4,000,000	3,566,579
Series A-1,
5.00%, 01/01/2056 (A)	130,000	107,484
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2046	$ 25,000	$ 20,629
5.50%, 06/01/2054 (A)	850,000	757,956
Series A,
4.00%, 10/01/2044	250,000	211,739
California Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/15/2049 (A)	225,000	199,008
California School Finance Authority, Revenue Bonds,
Series A,
5.88%, 06/01/2053 (A)	700,000	672,766
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2034 - 12/01/2044	115,000	111,060
5.50%, 12/01/2054 - 12/01/2058 (A)	505,000	488,165
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	30,000	30,648
		7,103,532
Colorado - 15.6%
Access 25 Metropolitan District No. 2, General Obligation Limited,
6.75%, 12/01/2053 (A)	1,000,000	1,012,897
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.75%, 12/01/2054 (A)	1,000,000	967,256
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	522,709
Canyons Metropolitan District No. 5, General Obligation Limited,
Series B,
6.50%, 12/15/2054	1,000,000	986,928
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,000,000	732,484
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2054	300,000	275,875
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	952,588
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2037	25,000	23,180
5.25%, 12/01/2045	40,000	40,062
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	$ 500,000	$ 500,412
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	400,000	393,455
Glen Metropolitan District No. 1, General Obligation Limited,
BAM,
2.00%, 12/01/2030	125,000	111,205
Glen Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
2.00%, 12/01/2030	235,000	222,250
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (A)	500,000	461,685
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	1,000,000	881,340
Lafferty Canyon Metropolitan District, General Obligation Limited,
Series A,
5.63%, 12/01/2055	1,500,000	1,412,736
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	476,488
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00%, 12/15/2054 (A)	1,500,000	1,388,351
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	1,150,000	921,295
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	492,829
St. Vrain Lakes Metropolitan District No. 4, General Obligation Limited,
Series A,
0.00%, 09/20/2054 (A)	2,000,000	1,348,949
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	500,000	455,055
5.00%, 12/01/2041	1,365,000	1,118,180
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	1,000,000	1,002,617
Series A,
0.00%, 12/01/2054	1,340,000	953,496
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040	$ 700,000	$ 659,743
		18,314,065
Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series K,
4.00%, 07/01/2046	25,000	21,157
Stamford Housing Authority, Revenue Bonds,
Series 2025-D,
6.25%, 10/01/2060	650,000	612,718
		633,875
Delaware - 2.3%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	550,000	526,138
Series B,
5.25%, 11/15/2053	1,500,000	1,439,188
Town of Bridgeville, Special Tax,
5.63%, 07/01/2053 (A)	745,000	730,794
		2,696,120
District of Columbia - 1.9%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2049 - 07/01/2054	240,000	223,338
Series A,
5.00%, 07/01/2048	400,000	375,965
Series B,
5.00%, 07/01/2048	160,000	150,386
District of Columbia, Tax Allocation,
Series B,
0.00%, 06/01/2049 (A)(C)	2,500,000	1,446,735
		2,196,424
Florida - 6.7%
Capital Projects Finance Authority, Revenue Bonds,
6.63%, 06/15/2059 (A)	445,000	446,184
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
5.00%, 01/01/2056 (A)	450,000	366,874
City of Pompano Beach, Revenue Bonds,
2.88%, 09/01/2026	40,000	39,592
3.25%, 09/01/2030	20,000	19,341
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,475,000	1,307,129
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	215,000	175,623
5.13%, 06/01/2040 (A)	390,000	375,523
Series A,
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Development Finance Corp., Revenue Bonds, (continued)
4.00%, 06/01/2030 - 06/15/2042	$ 920,000	$ 862,346
5.00%, 06/15/2029 - 06/01/2040	845,000	759,219
Series A, Fixed until 08/11/2025,
8.25% (B), 07/01/2057 (A)	750,000	637,502
12.00% (B), 07/15/2059 (A)	750,000	450,000
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	211,118
2.00%, 07/01/2032	75,000	66,600
Miami-Dade County Expressway Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2039	25,000	25,013
Palm Beach County Health Facilities Authority, Revenue Bonds,
5.00%, 11/15/2032	100,000	101,086
Series A,
5.00%, 11/01/2029 - 11/01/2036	355,000	378,283
Series A-2,
5.00%, 11/01/2039	25,000	25,275
Series B,
4.00%, 11/15/2041	500,000	442,662
5.00%, 11/15/2042	50,000	49,067
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	363,631
5.00%, 06/01/2056 (A)	1,000,000	798,647
		7,900,715
Georgia - 4.5%
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	1,000,000	999,926
Atlanta Development Authority, Tax Allocation,
Series A,
5.50%, 04/01/2039 (A)	750,000	748,116
DeKalb County Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2040 - 06/01/2055	1,485,000	1,364,885
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	2,710,000	2,156,030
		5,268,957
Idaho - 1.8%
Idaho Health Facilities Authority, Revenue Bonds,
3.50%, 09/01/2033	125,000	110,572
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho (continued)
Idaho Housing & Finance Association, Revenue Bonds, (continued)
4.00%, 05/01/2035	$ 315,000	$ 305,184
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,691,515
		2,107,271
Illinois - 2.2%
Chicago Board of Education, General Obligation Unlimited,
Series A, AG-CR,
5.00%, 12/01/2042	410,000	396,425
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	135,000	147,965
Series E, BAM,
6.00%, 01/01/2043	1,000,000	1,080,922
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	15,000	12,119
Series A,
4.00%, 05/01/2040	100,000	88,739
5.00%, 11/01/2029 - 11/01/2031	65,000	65,892
Northeastern Illinois University, Certificate of Participation,
BAM-TCRS,
4.00%, 10/01/2038	430,000	364,478
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	19,231	20,203
7.35%, 07/01/2035	14,285	15,454
Township of Antioch, General Obligation Unlimited,
AG,
5.00%, 12/30/2049	100,000	98,728
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	290,000	289,413
		2,580,338
Indiana - 0.0% *
Indiana Finance Authority, Revenue Bonds,
Series B,
3.00%, 11/01/2030	35,000	34,021
Iowa - 0.1%
Lake Panorama Improvement Zone, Tax Allocation,
AG,
5.85%, 06/01/2038	105,000	111,360
Kansas - 0.3%
University of Kansas Hospital Authority, Revenue Bonds,
5.00%, 09/01/2045	300,000	293,989
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	100,000	91,392
		385,381
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana - 1.5%
Greater New Orleans Expressway Commission, Revenue Bonds,
AG,
5.00%, 11/01/2047	$ 250,000	$ 250,455
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,155,000	946,581
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	535,593
		1,732,629
Maryland - 0.1%
County of Baltimore, Revenue Bonds,
4.00%, 01/01/2034	15,000	15,002
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.50%, 01/01/2046	125,000	124,454
		139,456
Massachusetts - 0.5%
Massachusetts Development Finance Agency, Revenue Bonds,
4.00%, 07/01/2041	15,000	13,199
5.00%, 10/01/2049	325,000	303,153
Series E,
4.00%, 07/01/2038	130,000	121,822
5.00%, 07/01/2036	100,000	101,010
Series G,
5.25%, 07/01/2048	25,000	24,289
Series L,
4.00%, 07/01/2044	25,000	21,017
		584,490
Michigan - 0.7%
City of Trenton, General Obligation Unlimited,
BAM,
5.00%, 04/01/2045	400,000	402,778
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	17,500,000	457,468
		860,246
Minnesota - 2.0%
City of Apple Valley, Revenue Bonds,
Series A-2,
5.50%, 09/01/2055	600,000	573,324
5.63%, 09/01/2065	1,000,000	955,770
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	315,000	219,042
County of Carlton, General Obligation Unlimited,
3.00%, 02/01/2027	20,000	20,053
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
County of Renville, General Obligation Unlimited,
Series B,
5.00%, 02/01/2029	$ 25,000	$ 25,681
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	635,000	508,181
		2,302,051
Mississippi - 0.2%
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 03/01/2036	315,000	236,508
Missouri - 0.5%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 02/01/2029	100,000	102,786
5.25%, 02/01/2054	500,000	468,009
		570,795
Nebraska - 0.8%
City of Blair Water System Revenue, Revenue Bonds,
6.10%, 05/15/2027	1,000,000	1,000,226
Nevada - 0.4%
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2037	55,000	54,741
State of Nevada Department of Business & Industry, Revenue Bonds,
Series 2025-A, Fixed until 01/01/2029,
9.50% (B), 01/01/2065 (A)	500,000	433,839
		488,580
New Hampshire - 1.5%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 (A)	2,500,000	1,705,908
New Jersey - 1.2%
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (D)(E)	500,000	225,000
5.13%, 12/01/2045 (D)(E)	30,000	13,500
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (A)	760,000	697,136
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Series A, AG,
5.00%, 07/01/2046	180,000	176,044
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Passaic County Improvement Authority, Revenue Bonds,
5.00%, 07/01/2044	$ 315,000	$ 301,292
		1,412,972
New Mexico - 0.5%
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	625,000	573,483
New York - 1.3%
Brookhaven Local Development Corp., Revenue Bonds,
5.25%, 11/01/2029	30,000	30,626
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	190,000	169,425
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056 (A)	350,000	251,227
City of Ithaca, General Obligation Limited,
3.00%, 02/15/2034	25,000	22,471
3.13%, 02/15/2045	20,000	13,576
New York City Industrial Development Agency, Revenue Bonds,
FGIC, CPI-YoY + 0.89%,
3.25% (B), 03/01/2027	20,000	19,875
Oneida Indian Nation of New York, Revenue Bonds,
Series B,
6.00%, 09/01/2043 (A)	725,000	757,701
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	52,815
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	215,000	188,336
		1,506,052
North Carolina - 0.7%
North Carolina Medical Care Commission, Revenue Bonds,
Series C,
3.00%, 10/01/2036	25,000	21,428
5.00%, 10/01/2031 - 10/01/2036	825,000	828,320
		849,748
North Dakota - 2.4%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2035 - 12/01/2051	1,425,000	1,288,121
Series A,
4.00%, 12/01/2047	395,000	322,424
5.00%, 12/01/2037 - 12/01/2048	465,000	460,052
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
City of Horace, General Obligation Unlimited,
Series C,
5.00%, 05/01/2050	$ 750,000	$ 698,732
		2,769,329
Ohio - 6.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-3, Class 2,
Zero Coupon, 06/01/2057	13,000,000	1,136,810
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (C)	20,000	20,012
City of Norwood, Tax Allocation,
5.00%, 12/01/2041	500,000	484,428
Columbus-Franklin County Finance Authority, Revenue Bonds,
Series 2019-E,
4.00%, 05/15/2049	740,000	634,037
Dayton-Montgomery County Port Authority, Revenue Bonds,
5.00%, 12/01/2054	545,000	503,824
Ohio Air Quality Development Authority, Revenue Bonds,
2.88%, 02/01/2026	145,000	144,078
Series A,
3.25%, 09/01/2029	20,000	19,711
State of Ohio, Revenue Bonds,
5.00%, 11/15/2034	35,000	36,289
Warren County Port Authority, Revenue Bonds,
Series A,
6.70%, 12/01/2056	600,000	634,637
6.75%, 12/01/2056	1,540,000	1,662,840
Series C,
3.00%, 12/01/2031	800,000	744,214
Series D-1,
3.00%, 12/01/2030	525,000	498,795
Series H,
4.00%, 12/01/2041	570,000	505,565
		7,025,240
Oklahoma - 0.3%
Delaware County Educational Facilities Authority, Revenue Bonds,
4.63%, 09/01/2036	120,000	117,292
Oklahoma Development Finance Authority, Revenue Bonds,
Series B,
5.50%, 08/15/2057	50,000	47,034
Payne County Economic Development Authority, Revenue Bonds,
4.00%, 09/01/2030	155,000	152,778
		317,104
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 0.5%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2057	$ 740,000	$ 535,511
Pennsylvania - 3.1%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds,
Series A,
5.25%, 05/01/2042 (A)(C)	1,000,000	957,771
Berks County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 05/15/2037	125,000	125,270
Council Rock School District, General Obligation Limited,
Series A,
3.00%, 11/15/2033	75,000	70,008
Cumberland County Municipal Authority, Revenue Bonds,
4.00%, 01/01/2033	10,000	9,547
5.00%, 01/01/2039 - 01/01/2045	520,000	449,113
Lancaster Municipal Authority, Revenue Bonds,
Series A,
5.00%, 05/01/2026	95,000	96,063
Montgomery County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2036	100,000	100,619
Series A,
4.00%, 10/01/2041	150,000	128,983
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	2,000,000	1,636,206
4.13%, 12/31/2038	55,000	49,919
		3,623,499
South Carolina - 0.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	235,000	235,274
Tennessee - 0.9%
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.50%, 07/01/2059	1,020,000	1,035,410
Texas - 3.7%
City of Aubrey, Special Assessment,
BAM,
5.00%, 09/01/2045	55,000	54,977
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	374,689
4.25%, 09/15/2051 (A)	514,000	405,752
Harris County Municipal Utility District No. 165, General Obligation Unlimited,
3.10%, 03/01/2034	50,000	44,770
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 358, General Obligation Unlimited,
5.00%, 11/01/2035	$ 960,000	$ 960,223
Harris County Municipal Utility District No. 531, General Obligation Unlimited,
BAM,
2.00%, 09/01/2036	30,000	22,396
Lower Kirby Pearland Management District, General Obligation Unlimited,
3.00%, 09/01/2034	25,000	21,130
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 01/01/2029	245,000	237,609
5.00%, 01/01/2047 - 01/01/2055	1,000,000	826,432
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 10/01/2049	500,000	465,128
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	228,559
Verandah Municipal Utility District, General Obligation Unlimited,
AG,
75.00%, 09/01/2028	80,000	232,594
99.00%, 09/01/2025 - 09/01/2027	215,000	414,071
		4,288,330
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series C, AG-CR,
5.00%, 10/01/2042 (C)	210,000	210,496
Virgin Islands Water & Power Authority - Electric System, Revenue Bonds,
Series 2010-C, AG,
6.85%, 07/01/2035	60,000	63,257
		273,753
Utah - 4.5%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,412,325
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (A)	1,500,000	1,374,023
Series 2,
6.00%, 06/15/2054 (A)	1,500,000	1,493,274
Olympia Public Infrastructure District No. 1, General Obligation Limited,
Series A-1,
6.38%, 03/01/2055 (A)	1,000,000	994,873
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 04/15/2047	25,000	20,365
		5,294,860
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia - 1.3%
City of Chesapeake Expressway Toll Road Revenue, Revenue Bonds,
Series B,
4.75% (B), 07/15/2032	$ 15,000	$ 15,489
James City County Economic Development Authority, Revenue Bonds,
Series A,
6.88%, 12/01/2058	1,500,000	1,565,525
		1,581,014
Washington - 2.0%
Washington Health Care Facilities Authority, Revenue Bonds,
Series A-1,
4.00%, 08/01/2044	230,000	198,239
Washington State Housing Finance Commission, Revenue Bonds,
4.50%, 07/01/2055	340,000	289,351
5.00%, 07/01/2045	500,000	493,067
6.38%, 07/01/2063 (A)	1,245,000	1,318,685
		2,299,342
Wisconsin - 8.5%
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2037 (A)	2,500,000	1,359,050
5.00%, 12/15/2036 (A)	999,551	982,572
6.38%, 07/01/2043 (A)	230,000	234,739
6.63%, 07/01/2053 (A)	500,000	510,123
6.75%, 07/01/2058 (A)	520,000	532,313
Series 2025-A,
5.25%, 06/15/2055	500,000	487,212
Series A,
4.00%, 07/01/2051	110,000	83,657
4.25%, 12/01/2051 (A)	1,500,000	1,112,864
5.25%, 06/15/2054	1,000,000	937,567
6.75%, 06/01/2062 (A)	650,000	598,772
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	$ 500,000	$ 483,047
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.00%, 12/01/2031	100,000	84,433
4.00%, 12/01/2041 - 12/01/2056	1,735,000	1,120,961
5.75%, 08/15/2059	500,000	494,517
6.13%, 10/01/2059	945,000	942,321
		9,964,148
Total Municipal Government Obligations (Cost $116,239,676)		106,271,252
CORPORATE DEBT SECURITY - 0.1%
Commercial Services & Supplies - 0.1%
Wildflower Improvement Association
6.63%, 03/01/2031 (A)(C)	125,333	122,540
Total Corporate Debt Security (Cost $123,891)		122,540
REPURCHASE AGREEMENT - 6.7%
Fixed Income Clearing Corp., 1.80% (F), dated 07/31/2025, to be repurchased at $7,799,886 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $7,955,684.	7,799,496	7,799,496
Total Repurchase Agreement (Cost $7,799,496)		7,799,496
Total Investments (Cost $124,163,063)		114,193,288
Net Other Assets (Liabilities) - 2.5%		2,916,123
Net Assets - 100.0%		$ 117,109,411
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$106,271,252	$—	$106,271,252
Corporate Debt Security	—	122,540	—	122,540
Repurchase Agreement	—	7,799,496	—	7,799,496
Total Investments	$—	$114,193,288	$—	$114,193,288
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $41,321,596, representing 35.3% of the
Fund's net assets.

Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Restricted security. At July 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds, Series A 5.25%, 05/01/2042	07/12/2024	$989,670	$957,771	0.8%
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,012	0.0%*
Municipal Government Obligations	District of Columbia Tax Allocation, Series B Zero Coupon, 06/01/2049	05/01/2024	1,302,435	1,446,735	1.3
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series C, AG-CR 5.00%, 10/01/2042	06/03/2024	210,010	210,496	0.2
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	123,045	122,540	0.1
			$2,645,222	$2,757,554	2.4%

(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2025, the value of this security is
$238,500, representing 0.2% of the Fund's net assets.

(E)	Non-income producing security.
(F)	Rate disclosed reflects the yield at July 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AG	Assured Guaranty, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
TCRS	Temporary Custodian Receipts
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds